Commitments and Contingencies (Details)					1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	May 11, 2022 USD ($)	May 01, 2022 USD ($)	Feb. 07, 2022 USD ($)	May 03, 2021 USD ($)	May 21, 2021 USD ($)	Jan. 31, 2020 USD ($)	Dec. 18, 2019 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 16, 2022 USD ($)	May 16, 2022 EUR (€)	Apr. 20, 2022 USD ($)	Apr. 15, 2022 USD ($)
Commitments and Contingencies (Details) [Line Items]
Company leased office space										$ 5,500		$ 5,500
Rental deposit										15,000
Rent expense								$ 0	$ 8,000	$ 0	$ 28,000	$ 26,000	$ 66,000
Office lease term, description										The Company terminated the related party lease in May 2021 and entered into a month-to-month lease in Cincinnati, Ohio, with an unrelated party in April 2021 with monthly payments of approximately $500 per month.		The Company is not a party to a lease with a term in excess of 12 months and has a month-to-month lease as of December 31, 2021.
Unrelated party payments										$ 500
Short-term lease		$ 14,000
Lease term										Apr. 30, 2023
Incurred rent expense								$ 36,000		$ 36,000
Accrued expenses																	$ 500,000
Extend another fee														$ 56,000
Accured expenses										$ 453,000
Related research and development expenses												$ 402,104
Royalty on sales description										Specifically, the Company is obligated to pay CHMC a single-digit royalty on net sales, being 5%, 4% or 2% depending on the product		Specifically, the Company is obligated to pay CHMC a single-digit royalty on net sales, being 5%, 4% or 2% depending on the product
Rental deposit												$ 15,000
Litigations description												The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims.
OUI Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of royalty on net sales								6.00%		6.00%		6.00%
Minimum Royalty Expense										$ 250,000		$ 250,000
Royalty rate, percentage										3.00%		3.00%
Royalty on sum received from sublicensee, percentage										25.00%		25.00%
Aggregate payments										$ 51,250,000		$ 51,250,000
Specified milestones										2,250,000
Regulatory milestones										9,500,000		9,500,000
Commercial milestones										39,500,000		39,500,000
Specified milestones												2,250,000
Accrued payments												0
Oxford Research [Member]
Commitments and Contingencies (Details) [Line Items]
Total (in Euro) | €							€ 420,000
Prepaid amount						$ 554,802
Prepaid expense								$ 200,000		200,000		$ 200,000	$ 400,000
Extend another fee | €															€ 53,500
Agreement period							3 years
St. Jude Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty on sum received from sublicensee, percentage	15.00%											15.00%
Aggregate payments	$ 1,900,000											$ 1,000,000
Regulatory milestones	300,000											300,000
Commercial milestones	$ 1,000,000											$ 500,000
Royalty payments percentage	5.00%											4.00%
License fee	$ 5,000
Annual maintenance fee	10,000											$ 10,000
Specified milestones	$ 600,000											200,000
Aggregate amount				$ 73,073
Accured expenses												8,000
Incurred related research and development expenses												65,000
Accrued payments												$ 0
St. Jude Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate amount				73,073
Accured expenses										15,000
Research and development expenses								0		8,000
Related research and development expenses								58,000		$ 58,000
CHMC Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty on sum received from sublicensee, percentage										25.00%		25.00%
Aggregate payments										$ 59,750,000		$ 59,750,000
Regulatory milestones										1,250,000		1,250,000
Commercial milestones										58,000,000		58,000,000
Specified milestones										$ 500,000		500,000
Accured expenses												$ 115,000
Royalty rate decrease, post valid claim expiration										50.00%		50.00%
Option fee										$ 50,000		$ 50,000
Accounts payable												164,000
Accrued payments												0
CHMC Sponsored Research Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate amount										247,705
Ology Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate amount										2,800,000
Accured expenses								275,000		$ 492,000
Cost plus percentage										15.00%
Related accounts payable								144,000		$ 144,000
Underwriter Termination Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Termination fee			$ 300,000
Ology Bioservices, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate amount					$ 2,800,000							2,800,000
Accured expenses										453,000		$ 115,000
Cost plus percentage					15.00%							15.00%
Accounts payable								$ 144,000		$ 144,000		$ 164,000
Obligations increased amount																$ 300,000
Incurred related research and development expenses												$ 328,000
Pre-phase III year [Member] | OUI Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Annual maintenance fee										$10,000		$10,000
Phase III year [Member] | OUI Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Annual maintenance fee										$20,000		$20,000
Phase I [Member] | St. Jude Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate amount				57,624
Phase II [Member] | St. Jude Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate amount				$ 15,449